Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2025